Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2024		Mar. 31, 2024	Jun. 30, 2023		Mar. 31, 2023	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 15,535,000			$ 4,754,000			$ 28,697,000		$ 9,451,000		$ 44,523,000		$ 36,376,000
Cost of goods sold	13,505,000			8,479,000			23,879,000		14,053,000		45,813,000		66,405,000
Gross loss	2,030,000			(3,725,000)			4,818,000		(4,602,000)		(1,290,000)		(30,029,000)
Operating expenses
General and administrative	9,176,000			9,816,000			18,135,000		21,415,000		37,698,000		41,093,000
Research and development	2,998,000			5,181,000			6,072,000		10,930,000		19,589,000		30,679,000
Sales and marketing	1,224,000			1,761,000			2,222,000		3,565,000		6,388,000		9,547,000
Total operating expenses	13,398,000			16,758,000			26,429,000		35,910,000		63,675,000		81,319,000
Loss from operations	(11,368,000)			(20,483,000)			(21,611,000)		(40,512,000)		(64,965,000)		(111,348,000)
Other expense, net	1,545,000			(3,963,000)			961,000		(8,114,000)		(12,047,000)		(4,835,000)
Change in fair value of derivative instruments	128,000			307,000			(40,000)		210,000		671,000		14,184,000
Change in fair value of earn-out shares liability	36,000			563,000			33,000		511,000		519,000		28,682,000
Loss before provision for income taxes	(9,659,000)			(23,576,000)			(20,657,000)		(47,905,000)		(75,822,000)		(73,317,000)
Provision for income taxes	4,000			2,000			9,000		4,000		21,000		8,000
Net loss	(9,663,000)			(23,578,000)			(20,666,000)		(47,909,000)		(75,843,000)		(73,325,000)
Marketable debt securities, available-for-sale
Change in net unrealized gain (loss), net of tax of $0, for the years ended December 31, 2023 and 2022	0			281,000			0		683,000		739,000		(358,000)
Total comprehensive loss	$ (9,663,000)		$ (11,003,000)	$ (23,297,000)		$ (23,929,000)	$ (20,666,000)		$ (47,226,000)		$ (75,104,000)		$ (73,683,000)
Net loss per share
Net loss per share — basic (in dollar per share)	$ (1.23)	[1]		$ (4.14)	[1]		$ (2.96)	[1]	$ (8.45)	[1]	$ (13.11)	[2]	$ (13.31)	[2]
Net loss per share — basic (in dollar per share)	$ (1.23)	[1]		$ (4.14)	[1]		$ (2.96)	[1]	$ (8.45)	[1]	$ (13.11)	[2]	$ (13.32)	[2]
Weighted average shares outstanding
Weighted average shares outstanding — basic (in shares)	7,864	[1]		5,700	[1]		6,986	[1]	5,667	[1]	5,787	[2]	5,508	[2]
Weighted average shares outstanding — diluted (in shares)	7,864	[1]		5,700	[1]		6,986	[1]	5,667	[1]	5,787	[2]	5,812	[2]

[1]	Shares for the three and six months ended June 30, 2023 have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.
[2]	Shares have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.